CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS)
Revenue	¥ 12,315	¥ 0	¥ 0
Cost of revenue	(2,744)	0	0
Gross profit	9,571	0	0
Interest income on loans	0	11,218	44,797
Interest expense
Interest expenses on loans	(856)	(18,720)	(21,296)
Business related taxes and surcharges	0	(405)	(405)
Total interest expense	(856)	(19,125)	(21,701)
Net interest income/(expense)	(856)	(7,907)	23,096
Credit impairment losses	0	(373,647)	(42,420)
Net interest loss after credit impairment losses	(856)	(381,554)	(19,324)
Operating expenses
Sales and marketing	0	0	(514)
General and administrative	(11,553)	(14,249)	(10,506)
Total operating expenses	(11,553)	(14,249)	(11,020)
Loss on disposal of discontinued operations and subsidiaries	(497,532)	0	0
Loss before income tax	(500,370)	(395,803)	(30,344)
Income tax expense	(1,711)	0	0
Net loss	(502,081)	(395,803)	(30,344)
Net loss attributable to:
Equity holders of the Company	(502,081)	(316,642)	(24,275)
Non-controlling interests	0	(79,161)	(6,069)
Net loss	(502,081)	(395,803)	(30,344)
Other comprehensive loss for the year
Net loss	(502,081)	(395,803)	(30,344)
Total currency translation differences arising from consolidation	47,047	(1,489)	(325)
Total comprehensive loss for the year	(455,034)	(397,292)	(30,669)
Total comprehensive loss attributable to:
Equity holders of the Company	(455,034)	(317,834)	(24,535)
Non-controlling interests	0	(79,458)	(6,134)
Total comprehensive loss	¥ (455,034)	¥ (397,292)	¥ (30,669)
Basic and diluted earnings per share for the loss attributable to the equity holders of the Company during the year (expressed in RMB per share)	¥ (0.04)	¥ (0.15)	¥ (0.02)
Weighted average number of shares outstanding in the year	12,745,069,737	2,109,776,108	1,003,303,952